Leases (Details) - Schedule of lease liabilities - Lease liabilities [member] $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases (Details) - Schedule of lease liabilities [Line Items]
Balance at the beginning of the year	$ 39
Additions during the year	174
Deletions during the year	(15)
Interest expense during the year	5
Payments during the year	(51)
Balance at the end of the year	152
Property [Member]
Leases (Details) - Schedule of lease liabilities [Line Items]
Balance at the beginning of the year
Additions during the year	121
Deletions during the year
Interest expense during the year	2
Payments during the year	(22)
Balance at the end of the year	101
Motor vehicles [member]
Leases (Details) - Schedule of lease liabilities [Line Items]
Balance at the beginning of the year	39
Additions during the year	53
Deletions during the year	(15)
Interest expense during the year	3
Payments during the year	(29)
Balance at the end of the year	$ 51